INVESTMENT IN ASSOCIATES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Associates and Joint Ventures [Line Items]
Revenues	[1]	$ 3,666	$ 2,503	$ 1,886
Net income	[1]	72	606	1,619
Other comprehensive income (loss)		230	216	(108)
Comprehensive income		$ 302	822	$ 1,511
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Revenues			1,008
Net income			99
Other comprehensive income (loss)			(375)
Comprehensive income			(276)
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Net income			(20)
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Revenues			1,008
Net income			99
Other comprehensive income (loss)			(375)
Comprehensive income			(276)
Australian Regulated Utility | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Net income			$ (20)

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.